N-4	Apr. 29, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	JNLNY Separate Account I
Entity Central Index Key	0001045032
Entity Investment Company Type	N-4
Document Period End Date	Apr. 17, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	0.20%

3.    The minimum and maximum fees reflect an annualized percentage of the average daily net asset value of your allocations to the Investment Divisions.
The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $633	HIGHEST ANNUAL COST: $3,363
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	0.20%
3. The minimum and maximum fees reflect an annualized percentage of the average daily net asset value of your allocations to the Investment Divisions.
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.20%
Optional Benefits Footnotes [Text Block]	The minimum and maximum fees reflect an annualized percentage of the average daily net asset value of your allocations to the Investment Divisions.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $633	HIGHEST ANNUAL COST: $3,363
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 633
Highest Annual Cost [Dollars]	$ 3,363
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Text Block]	The current annual charge for the Return of Premium GMDB add-on benefit is:

Add-on Benefit Name	Current Annual Charge
Return of Premium GMDB	0.20%

Annual Contract Expenses [Table Text Block]

Add-on Benefit Name	Current Annual Charge
Return of Premium GMDB	0.20%

Return Of Premium Guaranteed Minimum Death Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB